Guarantor Non-Guarantor Subsidiary Financial Information Level 4 (Details) - Consolidating Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net cash provided by (used in) operating activities	$ 80	$ 177	$ 171
Cash flows provided by (used in) investing activities
Capital expenditures	(144)	(133)	(139)
Capitalized interest	(1)	0	(1)
Proceeds from the sale of (purchases of) debt securities, net	(3)	2	(2)
Change in restricted cash	4	(15)	3
Funds remitted to unconsolidated affiliates	(13)	(3)	(4)
Proceeds from sale of assets	7	11	3
Investments in Marketable Securities			(2)
Capital contribution to subsidiary	0	0	0
Return of capital from subsidiary	0		0
Proceeds from sale of business, net of cash transferred	0	0	173
Return of capital from subsidiary from sales of accounts receivable	0	0	0
Net cash (used in) provided by investing activities	(150)	(138)	33
Cash flows (used in) provided by financing activities
Net short-term debt (repayments) borrowings	15	(7)	14
Borrowings of long-term debt	1,135	453	496
Repayments of long-term debt	(1,058)	(487)	(538)
Repayments of Related Party Debt		(2)
Repayment of advance from affiliates	0	(7)	(100)
Net Intercompany Loan Borrowings (Repayments)	0	0	0
Long Term Debt and Credit Facility Financing Fees			(2)
Capital contribution from parent	0	16	189
Long-term debt and credit facility financing fees	(40)	(14)	(2)
Common stock dividends paid	0	(11)	(2)
Return of capital to parent	0		0
Return of capital to parent from sales of accounts receivable	0	0	0
Net cash used in financing activities	52	(59)	57
Effect of exchange rates on cash and cash equivalents	(4)	5	(5)
Decrease in cash and cash equivalents	(22)	(15)	256
Cash and cash equivalents (unrestricted) at beginning of period	401	416	160
Cash and cash equivalents (unrestricted) at end of period	379	401	416
Momentive Specialty Chemicals Inc. [Member]
Net cash provided by (used in) operating activities	(95)	88	(41)
Cash flows provided by (used in) investing activities
Capital expenditures	(75)	(57)	(74)
Capitalized interest	0		(1)
Proceeds from the sale of (purchases of) debt securities, net	0	0
Change in restricted cash	0	0	0
Funds remitted to unconsolidated affiliates	0	0	0
Proceeds from sale of assets	0	9	2
Investments in Marketable Securities			0
Capital contribution to subsidiary	(31)	(30)	(11)
Return of capital from subsidiary	48		47
Proceeds from sale of business, net of cash transferred			49
Return of capital from subsidiary from sales of accounts receivable	214	87	69
Net cash (used in) provided by investing activities	156	9	81
Cash flows (used in) provided by financing activities
Net short-term debt (repayments) borrowings	0	0	(7)
Borrowings of long-term debt	0	0	164
Repayments of long-term debt	(545)	(278)	(182)
Repayments of Related Party Debt		(2)
Repayment of advance from affiliates		(7)	(80)
Net Intercompany Loan Borrowings (Repayments)	389	251	51
Long Term Debt and Credit Facility Financing Fees			(2)
Capital contribution from parent	0	16	189
Long-term debt and credit facility financing fees	(16)	(2)
Common stock dividends paid	0	(11)	(2)
Return of capital to parent	0		0
Return of capital to parent from sales of accounts receivable	0	0	0
Net cash used in financing activities	(172)	(33)	131
Effect of exchange rates on cash and cash equivalents	0	0	0
Decrease in cash and cash equivalents	(111)	64	171
Cash and cash equivalents (unrestricted) at beginning of period	276	212	41
Cash and cash equivalents (unrestricted) at end of period	165	276	212
Subsidiary Issuers [Member]
Net cash provided by (used in) operating activities	5	(59)	8
Cash flows provided by (used in) investing activities
Capital expenditures	0	0	0
Capitalized interest	0		0
Proceeds from the sale of (purchases of) debt securities, net	0	0
Change in restricted cash	0	0	0
Funds remitted to unconsolidated affiliates	0	0	0
Proceeds from sale of assets	0	0	0
Investments in Marketable Securities			0
Capital contribution to subsidiary	0	0	0
Return of capital from subsidiary	0		0
Proceeds from sale of business, net of cash transferred			0
Return of capital from subsidiary from sales of accounts receivable	0	0	0
Net cash (used in) provided by investing activities	0	0	0
Cash flows (used in) provided by financing activities
Net short-term debt (repayments) borrowings	0	0	0
Borrowings of long-term debt	1,109	450	0
Repayments of long-term debt	(120)	0	0
Repayments of Related Party Debt		0
Repayment of advance from affiliates		0	0
Net Intercompany Loan Borrowings (Repayments)	(882)	(364)	4
Long Term Debt and Credit Facility Financing Fees			0
Capital contribution from parent	0	0	0
Long-term debt and credit facility financing fees	(24)	(12)
Common stock dividends paid	(83)	(15)	(12)
Return of capital to parent	0		0
Return of capital to parent from sales of accounts receivable	0	0	0
Net cash used in financing activities	0	59	(8)
Effect of exchange rates on cash and cash equivalents	0	0	0
Decrease in cash and cash equivalents	5	0	0
Cash and cash equivalents (unrestricted) at beginning of period	0	0	0
Cash and cash equivalents (unrestricted) at end of period	5	0	0
Combined Subsidiary Guarantors [Member]
Net cash provided by (used in) operating activities	23	16	31
Cash flows provided by (used in) investing activities
Capital expenditures	0	0	0
Capitalized interest	0		0
Proceeds from the sale of (purchases of) debt securities, net	0	0
Change in restricted cash	0	0	0
Funds remitted to unconsolidated affiliates	0	0	0
Proceeds from sale of assets	0	0	0
Investments in Marketable Securities			0
Capital contribution to subsidiary	(20)	(19)	(19)
Return of capital from subsidiary	31		0
Proceeds from sale of business, net of cash transferred			0
Return of capital from subsidiary from sales of accounts receivable	0	0	0
Net cash (used in) provided by investing activities	11	(19)	(19)
Cash flows (used in) provided by financing activities
Net short-term debt (repayments) borrowings	0	0	0
Borrowings of long-term debt	0	0	0
Repayments of long-term debt	0	0	0
Repayments of Related Party Debt		0
Repayment of advance from affiliates		0	0
Net Intercompany Loan Borrowings (Repayments)	(2)	(3)	0
Long Term Debt and Credit Facility Financing Fees			0
Capital contribution from parent	20	19	0
Long-term debt and credit facility financing fees	0	0
Common stock dividends paid	(21)	(13)	(12)
Return of capital to parent	(31)		0
Return of capital to parent from sales of accounts receivable	0	0	0
Net cash used in financing activities	(34)	3	(12)
Effect of exchange rates on cash and cash equivalents	0	0	0
Decrease in cash and cash equivalents	0	0	0
Cash and cash equivalents (unrestricted) at beginning of period	0	0	0
Cash and cash equivalents (unrestricted) at end of period	0	0	0
Combined Non-Guarantor Subsidiaries [Member]
Net cash provided by (used in) operating activities	251	160	198
Cash flows provided by (used in) investing activities
Capital expenditures	(69)	(76)	(65)
Capitalized interest	(1)		0
Proceeds from the sale of (purchases of) debt securities, net	(3)	2
Change in restricted cash	4	(15)	3
Funds remitted to unconsolidated affiliates	(13)	(3)	(4)
Proceeds from sale of assets	7	2	1
Investments in Marketable Securities			(2)
Capital contribution to subsidiary	0	0	0
Return of capital from subsidiary	0		0
Proceeds from sale of business, net of cash transferred			124
Return of capital from subsidiary from sales of accounts receivable	0	0	0
Net cash (used in) provided by investing activities	(75)	(90)	57
Cash flows (used in) provided by financing activities
Net short-term debt (repayments) borrowings	15	(7)	21
Borrowings of long-term debt	26	3	332
Repayments of long-term debt	(393)	(209)	(356)
Repayments of Related Party Debt		0
Repayment of advance from affiliates		0	(20)
Net Intercompany Loan Borrowings (Repayments)	495	116	(55)
Long Term Debt and Credit Facility Financing Fees			0
Capital contribution from parent	31	30	30
Long-term debt and credit facility financing fees	0	0
Common stock dividends paid	0	0	(1)
Return of capital to parent	(48)		(47)
Return of capital to parent from sales of accounts receivable	(214)	(87)	(69)
Net cash used in financing activities	(88)	(154)	(165)
Effect of exchange rates on cash and cash equivalents	(4)	5	(5)
Decrease in cash and cash equivalents	84	(79)	85
Cash and cash equivalents (unrestricted) at beginning of period	125	204	119
Cash and cash equivalents (unrestricted) at end of period	209	125	204
Eliminations [Member]
Net cash provided by (used in) operating activities	(104)	(28)	(25)
Cash flows provided by (used in) investing activities
Capital expenditures	0	0	0
Capitalized interest	0		0
Proceeds from the sale of (purchases of) debt securities, net	0	0
Change in restricted cash	0	0	0
Funds remitted to unconsolidated affiliates	0	0	0
Proceeds from sale of assets	0	0	0
Investments in Marketable Securities			0
Capital contribution to subsidiary	51	49	30
Return of capital from subsidiary	(79)		(47)
Proceeds from sale of business, net of cash transferred			0
Return of capital from subsidiary from sales of accounts receivable	(214)	(87)	(69)
Net cash (used in) provided by investing activities	(242)	(38)	(86)
Cash flows (used in) provided by financing activities
Net short-term debt (repayments) borrowings	0	0	0
Borrowings of long-term debt	0	0	0
Repayments of long-term debt	0	0	0
Repayments of Related Party Debt		0
Repayment of advance from affiliates		0	0
Net Intercompany Loan Borrowings (Repayments)	0	0	0
Long Term Debt and Credit Facility Financing Fees			0
Capital contribution from parent	(51)	(49)	(30)
Long-term debt and credit facility financing fees	0	0
Common stock dividends paid	104	28	25
Return of capital to parent	79		47
Return of capital to parent from sales of accounts receivable	214	87	69
Net cash used in financing activities	346	66	111
Effect of exchange rates on cash and cash equivalents	0	0	0
Decrease in cash and cash equivalents	0	0	0
Cash and cash equivalents (unrestricted) at beginning of period	0	0	0
Cash and cash equivalents (unrestricted) at end of period	$ 0	$ 0	$ 0